SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation (Details) - ¥ / $	Mar. 31, 2025	Sep. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Year-end spot rate	7.1782	7.0074
Average rate	7.1671	7.1178